UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2017
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (33.3%)
2	Federal Home Loan Bank Discount Notes	1.111%	12/18/17	1,758,000	1,757,051
2	Federal Home Loan Bank Discount Notes	1.182%–1.187%	1/10/18	945,100	943,824
2	Federal Home Loan Bank Discount Notes	1.230%	1/12/18	750,000	748,935
2	Federal Home Loan Bank Discount Notes	1.252%–1.262%	1/19/18	160,100	159,833
	United States Cash Management Bill	1.041%	12/8/17	74,860	74,846
	United States Treasury Bill	1.046%–1.106%	12/14/17	2,360,656	2,359,900
	United States Treasury Bill	1.116%	12/28/17	500,000	499,580
	United States Treasury Bill	1.131%	1/11/18	215,062	214,789
	United States Treasury Bill	1.093%	1/18/18	707,931	706,876
	United States Treasury Bill	1.108%	1/25/18	1,000,000	998,270
	United States Treasury Bill	1.137%	2/1/18	1,500,000	1,497,075
	United States Treasury Bill	1.189%	2/8/18	1,500,000	1,496,610
	United States Treasury Bill	1.121%–1.244%	2/15/18	1,501,000	1,497,247
	United States Treasury Bill	1.268%	5/3/18	1,500,000	1,491,615
	United States Treasury Bill	1.309%	5/10/18	1,500,000	1,490,970
	United States Treasury Bill	1.369%	5/17/18	1,500,000	1,490,430
	United States Treasury Bill	1.425%	5/24/18	1,500,000	1,489,815
	United States Treasury Bill	1.446%	5/31/18	1,000,000	992,890
3	United States Treasury Floating Rate Note	1.459%	10/31/18	500,000	500,910
Total U.S. Government and Agency Obligations (Cost $20,411,094)					20,411,466
Commercial Paper (29.6%)
Bank Holding Company (0.4%)
4	ABN Amro Funding USA LLC	1.356%	1/16/18	20,000	19,968
4	ABN Amro Funding USA LLC	1.356%	1/18/18	40,000	39,931
4	ABN Amro Funding USA LLC	1.417%	2/8/18	101,250	100,991
4	ABN Amro Funding USA LLC	1.417%	2/9/18	11,000	10,971
4	ABN Amro Funding USA LLC	1.417%	2/12/18	55,000	54,848
					226,709
Finance—Auto (0.1%)
	American Honda Finance Corp.	1.254%	12/19/17	49,250	49,224

Finance—Other (0.3%)
5	GE Capital Treasury Services US LLC	1.399%	1/24/18	35,750	35,759
	GE Capital Treasury Services US LLC	1.339%	3/13/18	18,500	18,429
	GE Capital Treasury Services US LLC	1.398%	3/14/18	100,000	99,612
	GE Capital Treasury Services US LLC	1.400%	4/3/18	38,000	37,812
	GE Capital Treasury Services US LLC	1.471%	4/19/18	19,000	18,890
					210,502
Foreign Banks (25.4%)
4,5	Australia & New Zealand Banking Group Ltd.	1.334%	1/8/18	54,000	54,001
4,5	Australia & New Zealand Banking Group Ltd.	1.394%	1/22/18	63,000	63,000
4,5	Australia & New Zealand Banking Group Ltd.	1.407%	3/21/18	92,500	92,505
4,5	Australia & New Zealand Banking Group Ltd.	1.404%	3/22/18	67,250	67,251
4,5	Australia & New Zealand Banking Group Ltd.	1.437%	6/21/18	92,500	92,501
4,5	Australia & New Zealand Banking Group Ltd.	1.479%	7/26/18	37,000	36,997
4,5	Australia & New Zealand Banking Group Ltd.	1.403%	8/2/18	62,000	61,994
4,5	Australia & New Zealand Banking Group Ltd.	1.416%	8/14/18	7,000	7,000
4,5	Australia & New Zealand Banking Group Ltd.	1.497%	8/24/18	25,000	25,001
4,5	Australia & New Zealand Banking Group Ltd.	1.412%	9/6/18	250,000	250,040

4,5	Australia & New Zealand Banking Group Ltd.	1.494%	9/24/18	89,000	88,987
4	Bank Nederlandse Gemeenten NV	1.210%	12/1/17	304,945	304,936
4	Bank Nederlandse Gemeenten NV	1.190%	12/4/17	13,500	13,500
4	Bank Nederlandse Gemeenten NV	1.210%	12/5/17	284,931	284,922
4	Bank Nederlandse Gemeenten NV	1.210%	12/6/17	238,750	238,733
4	Bank Nederlandse Gemeenten NV	1.190%	12/7/17	227,000	226,977
4	Bank Nederlandse Gemeenten NV	1.210%	12/8/17	95,000	94,987
4,5	Bank of Nova Scotia	1.404%	12/22/17	92,000	92,000
4,5	Bank of Nova Scotia	1.353%	1/2/18	113,000	112,991
4	Bank of Nova Scotia	1.400%	3/12/18	167,000	166,357
4,5	Bank of Nova Scotia	1.395%	4/13/18	172,000	172,014
4	Bank of Nova Scotia	1.512%	4/23/18	150,000	149,115
4,5	Bank of Nova Scotia	1.363%	5/3/18	300,000	299,943
4,5	Bank of Nova Scotia	1.414%	6/18/18	225,000	224,966
	BNP Paribas SA (New York Branch)	1.170%	12/1/17	600,000	599,982
4	BPCE SA	1.170%	12/5/17	251,000	250,992
4,5	Canadian Imperial Bank of Commerce	1.375%	3/12/18	185,000	184,994
4,5	Canadian Imperial Bank of Commerce	1.394%	5/8/18	70,000	69,996
4,5	Commonwealth Bank of Australia	1.517%	12/21/17	250,000	250,010
4,5	Commonwealth Bank of Australia	1.762%	1/5/18	24,000	24,010
4,5	Commonwealth Bank of Australia	1.786%	1/12/18	151,000	151,062
4,5	Commonwealth Bank of Australia	1.712%	1/25/18	100,000	100,043
4,5	Commonwealth Bank of Australia	1.689%	2/26/18	186,500	186,599
4,5	Commonwealth Bank of Australia	1.445%	5/11/18	50,000	50,010
4,5	Commonwealth Bank of Australia	1.445%	5/11/18	163,000	163,031
4,5	Commonwealth Bank of Australia	1.483%	5/18/18	50,000	50,010
4,5	Commonwealth Bank of Australia	1.487%	7/23/18	75,000	74,993
4,5	Commonwealth Bank of Australia	1.540%	8/30/18	70,000	69,999
4,5	Commonwealth Bank of Australia	1.435%	9/13/18	200,000	199,994
4,5	Commonwealth Bank of Australia	1.443%	11/2/18	115,000	114,967
	Credit Agricole Corporate and Investment Bank
	(New York Branch)	1.070%	12/1/17	1,106,000	1,105,967
4,5	DNB Bank ASA	1.330%	12/15/17	250,000	250,000
4,5	DNB Bank ASA	1.383%	1/19/18	300,000	300,024
4,5	DNB Bank ASA	1.350%	3/15/18	94,000	93,999
4	DNB Bank ASA	1.410%	3/16/18	95,000	94,594
4	DNB Bank ASA	1.456%	4/2/18	45,000	44,773
4,5	HSBC Bank plc	1.533%	12/20/17	166,750	166,758
4,5	HSBC Bank plc	1.613%	3/19/18	87,750	87,807
4,5	HSBC Bank plc	1.558%	4/24/18	64,000	64,024
4,5	HSBC Bank plc	1.559%	4/25/18	36,500	36,514
4,5	HSBC Bank plc	1.528%	10/24/18	76,000	76,005
4,5	HSBC Bank plc	1.529%	10/25/18	38,000	38,002
4,5	HSBC Bank plc	1.442%	11/5/18	56,750	56,752
4,5	HSBC Bank plc	1.549%	11/26/18	75,000	75,000
5	ING US Funding LLC	1.385%	12/12/17	20,050	20,050
4,5	National Australia Bank Ltd.	1.383%	1/19/18	235,000	235,009
4,5	National Australia Bank Ltd.	1.447%	1/29/18	250,000	250,015
4,5	National Australia Bank Ltd.	1.382%	5/4/18	250,000	250,015
4,5	National Australia Bank Ltd.	1.500%	5/30/18	225,000	225,040
4,5	National Australia Bank Ltd.	1.500%	5/31/18	88,250	88,266
4,5	National Australia Bank Ltd.	1.433%	7/18/18	300,000	300,045
4,5	National Australia Bank Ltd.	1.500%	7/30/18	250,000	250,030
	Natixis (New York Branch)	1.170%	12/6/17	383,000	382,977
4	Nederlandse Waterschapsbank NV	1.190%	12/5/17	512,750	512,735
4	Nederlandse Waterschapsbank NV	1.190%	12/6/17	191,000	190,987
4	Nederlandse Waterschapsbank NV	1.190%–1.2%	12/8/17	299,000	298,961

4	Nordea Bank AB	1.279%	12/4/17	30,000	29,999
4	Nordea Bank AB	1.395%	3/1/18	110,000	109,616
4	Nordea Bank AB	1.395%	3/12/18	245,000	244,037
4	Nordea Bank AB	1.400%	3/16/18	13,782	13,724
4	Nordea Bank AB	1.476%	4/16/18	148,000	147,161
4	NRW BANK	1.210%	12/6/17	190,500	190,487
	Swedbank AB	1.326%	12/1/17	50,000	49,998
	Swedbank AB	1.325%	12/7/17	128,000	127,986
	Swedbank AB	1.437%	2/14/18	42,000	41,879
	Swedbank AB	1.437%	2/15/18	42,000	41,880
	Swedbank AB	1.437%	2/16/18	16,000	15,953
	Swedbank AB	1.400%	3/1/18	70,000	69,749
	Swedbank AB	1.395%	3/5/18	60,000	59,774
	Swedbank AB	1.459%	3/15/18	127,000	126,470
	Swedbank AB	1.459%	3/16/18	180,000	179,242
	Swedbank AB	1.430%	3/27/18	191,000	190,110
	Swedbank AB	1.583%	5/3/18	204,800	203,446
	Swedbank AB	1.593%	5/16/18	100,000	99,275
4,5	Toronto Dominion Bank	1.402%	6/5/18	150,000	149,985
4,5	Toronto Dominion Bank	1.538%	8/28/18	300,000	300,054
4,5	Toronto Dominion Bank	1.436%	9/14/18	115,000	114,995
4,5	Toronto Dominion Bank	1.433%	10/2/18	125,000	124,976
4,5	Toronto Dominion Bank	1.539%	11/27/18	200,000	200,000
4,5	Westpac Banking Corp.	1.766%	12/14/17	200,000	200,016
4,5	Westpac Banking Corp.	1.764%	1/8/18	50,000	50,020
4,5	Westpac Banking Corp.	1.582%	3/1/18	100,000	100,043
4,5	Westpac Banking Corp.	1.565%	3/12/18	147,000	147,085
4,5	Westpac Banking Corp.	1.509%	5/25/18	185,000	185,046
4,5	Westpac Banking Corp.	1.410%	6/15/18	100,000	100,007
4,5	Westpac Banking Corp.	1.489%	7/27/18	250,000	249,985
4,5	Westpac Banking Corp.	1.473%	8/20/18	150,000	150,015
4,5	Westpac Banking Corp.	1.540%	8/31/18	100,000	100,006
4,5	Westpac Banking Corp.	1.473%	9/20/18	247,000	246,990
					15,615,768
Foreign Governments (1.5%)
4	CDP Financial Inc.	1.430%	3/1/18	12,750	12,705
4	CDP Financial Inc.	1.471%–1.501%	4/3/18	70,000	69,642
4	CDP Financial Inc.	1.512%–1.532%	4/20/18	16,900	16,800
4	CDP Financial Inc.	1.542%	4/30/18	25,500	25,338
6	CPPIB Capital Inc.	1.265%	1/19/18	295,000	294,516
	Export Development Canada	1.306%	1/3/18	52,000	51,946
	Export Development Canada	1.306%	1/8/18	35,250	35,207
	Export Development Canada	1.306%	1/9/18	71,000	70,911
	Export Development Canada	1.306%	1/10/18	35,500	35,455
	Export Development Canada	1.306%	1/11/18	35,500	35,453
6	Ontario Teachers' Finance Trust	1.451%	4/10/18	13,250	13,184
6	Ontario Teachers' Finance Trust	1.493%	4/30/18	3,750	3,728
6	Ontario Teachers' Finance Trust	1.504%	5/9/18	8,750	8,694
6	PSP Capital Inc.	1.265%	1/18/18	100,000	99,842
5,6	PSP Capital Inc.	1.363%	4/20/18	65,750	65,742
4,5,6PSP Capital Inc.		1.509%	10/26/18	76,000	76,011
					915,174
Foreign Industrial (0.5%)
4	Nestle Capital Corp.	1.276%	1/8/18	69,750	69,660
	Nestle Finance International Ltd.	1.275%	1/3/18	35,000	34,963
	Nestle Finance International Ltd.	1.275%	1/5/18	67,000	66,925

Nestle Finance International Ltd.	1.276%	1/8/18	35,000	34,957
Nestle Finance International Ltd.	1.276%	1/9/18	30,000	29,962
Toyota Credit Canada Inc.	1.377%	12/18/17	8,750	8,745
Toyota Credit Canada Inc.	1.377%	12/19/17	17,750	17,740
Toyota Credit Canada Inc.	1.609%	3/27/18	19,000	18,904
Toyota Credit Canada Inc.	1.609%	3/29/18	19,000	18,903
				300,759
Industrial (1.4%)
4 Automatic Data Processing Inc.	1.140%	12/6/17	400,000	399,924
Exxon Mobil Corp.	1.080%	12/1/17	38,000	37,999
5 General Electric Co.	1.417%	3/29/18	173,750	173,736
5 General Electric Co.	1.417%	3/29/18	19,250	19,249
4 Novartis Finance Corp.	1.120%	12/7/17	140,000	139,986
4 The Coca-Cola Co.	1.266%	12/8/17	50,000	49,993
4 The Coca-Cola Co.	1.318%	2/15/18	9,000	8,976
				829,863
Total Commercial Paper (Cost $18,146,960)				18,147,999
Certificates of Deposit (30.1%)
Domestic Banks (6.4%)
Citibank NA	1.400%	2/13/18	200,000	199,972
5 HSBC Bank USA NA	1.603%	3/2/18	32,000	32,019
5 HSBC Bank USA NA	1.602%	3/6/18	47,750	47,775
5 HSBC Bank USA NA	1.553%	4/3/18	69,000	69,027
5 HSBC Bank USA NA	1.563%	4/19/18	36,500	36,515
5 HSBC Bank USA NA	1.483%	5/3/18	174,000	174,031
5 HSBC Bank USA NA	1.432%	6/5/18	98,500	98,505
5 HSBC Bank USA NA	1.464%	8/16/18	26,200	26,199
5 HSBC Bank USA NA	1.442%	8/31/18	140,500	140,497
5 HSBC Bank USA NA	1.433%	10/2/18	95,500	95,494
5 HSBC Bank USA NA	1.464%	10/16/18	55,000	54,998
5 HSBC Bank USA NA	1.443%	11/2/18	47,275	47,222
5 HSBC Bank USA NA	1.533%	11/23/18	52,000	52,000
5 HSBC Bank USA NA	1.549%	11/27/18	19,000	19,000
5 State Street Bank & Trust Co.	1.439%	4/26/18	762,500	762,447
5 State Street Bank & Trust Co.	1.364%	5/8/18	250,000	249,975
5 Wells Fargo Bank NA	1.342%	12/1/17	250,000	250,000
5 Wells Fargo Bank NA	1.376%	1/16/18	125,000	125,004
5 Wells Fargo Bank NA	1.376%	1/17/18	125,000	125,004
5 Wells Fargo Bank NA	1.354%	3/8/18	250,000	249,982
5 Wells Fargo Bank NA	1.404%	3/22/18	197,500	197,480
5 Wells Fargo Bank NA	1.353%	4/3/18	200,000	199,972
5 Wells Fargo Bank NA	1.352%	4/6/18	200,000	199,992
5 Wells Fargo Bank NA	1.352%	5/1/18	300,000	299,943
5 Wells Fargo Bank NA	1.376%	5/10/18	150,000	149,996
				3,903,049
Yankee Certificates of Deposit (23.7%)
5 Bank of Montreal (Chicago Branch)	1.352%	12/6/17	95,250	95,249
5 Bank of Montreal (Chicago Branch)	1.353%	12/7/17	141,500	141,499
5 Bank of Montreal (Chicago Branch)	1.477%	1/29/18	100,000	100,004
5 Bank of Montreal (Chicago Branch)	1.362%	2/1/18	100,000	99,992
5 Bank of Montreal (Chicago Branch)	1.459%	2/26/18	60,000	59,997
5 Bank of Montreal (Chicago Branch)	1.459%	2/26/18	100,000	100,003
5 Bank of Montreal (Chicago Branch)	1.373%	3/2/18	90,000	89,986
5 Bank of Montreal (Chicago Branch)	1.413%	3/20/18	120,000	119,988
5 Bank of Montreal (Chicago Branch)	1.395%	4/13/18	300,000	299,982
5 Bank of Montreal (Chicago Branch)	1.414%	4/16/18	100,000	99,993

5 Bank of Montreal (Chicago Branch)	1.392%	6/1/18	300,000	299,952
5 Bank of Montreal (Chicago Branch)	1.510%	6/29/18	200,000	200,000
5 Bank of Nova Scotia (Houston Branch)	1.335%	12/11/17	97,500	97,497
5 Bank of Nova Scotia (Houston Branch)	1.393%	12/18/17	197,000	196,992
5 Bank of Nova Scotia (Houston Branch)	1.424%	2/22/18	50,000	49,998
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.350%	1/4/18	150,000	150,006
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.370%	1/11/18	200,000	200,014
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.393%	12/18/17	300,000	299,994
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.449%	12/27/17	300,000	300,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.477%	1/29/18	200,000	200,012
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.375%	3/12/18	95,000	95,005
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.414%	4/16/18	100,000	100,007
5 Canadian Imperial Bank of Commerce (New
York Branch)	1.500%	6/28/18	245,500	245,480
5 Commonwealth Bank of Australia (New York
Branch)	1.543%	4/3/18	150,000	150,088
5 Commonwealth Bank of Australia (New York
Branch)	1.519%	9/26/18	98,000	97,989
5 Commonwealth Bank of Australia (New York
Branch)	1.571%	11/29/18	75,000	75,000
Credit Agricole Corporate and Investment Bank
(New York Branch)	1.170%	12/4/17	78,000	78,000
Credit Industriel et Commercial (New York
Branch)	1.170%	12/6/17	990,000	990,000
Credit Industriel et Commercial (New York
Branch)	1.170%	12/7/17	190,000	190,000
Credit Suisse AG (New York Branch)	1.320%	12/1/17	200,000	200,000
5 DNB Bank ASA (New York Branch)	1.404%	3/22/18	240,000	239,983
5 DNB Bank ASA (New York Branch)	1.362%	5/7/18	300,000	299,973
KBC Bank NV (New York Branch)	1.180%	12/6/17	1,193,000	1,193,000
Natixis (New York Branch)	1.160%	12/4/17	206,000	206,000
Natixis (New York Branch)	1.170%	12/6/17	353,000	353,000
Nordea Bank AB (New York Branch)	1.160%	12/4/17	500,000	500,000
Nordea Bank AB (New York Branch)	1.315%	12/14/17	200,000	200,004
Nordea Bank AB (New York Branch)	1.490%	4/23/18	200,000	199,922
Nordea Bank AB (New York Branch)	1.590%	5/14/18	38,500	38,495
Nordea Bank AB (New York Branch)	1.590%	5/17/18	39,400	39,395
5 Royal Bank of Canada (New York Branch)	1.543%	12/20/17	292,000	292,012
5 Royal Bank of Canada (New York Branch)	1.396%	2/20/18	350,000	350,007
5 Royal Bank of Canada (New York Branch)	1.372%	3/1/18	225,000	224,986
5 Royal Bank of Canada (New York Branch)	1.593%	3/7/18	48,000	48,029
5 Royal Bank of Canada (New York Branch)	1.393%	3/16/18	50,000	50,001
5 Royal Bank of Canada (New York Branch)	1.603%	3/20/18	70,380	70,421
5 Royal Bank of Canada (New York Branch)	1.385%	4/13/18	300,000	300,000
5 Royal Bank of Canada (New York Branch)	1.523%	4/19/18	75,000	75,029
5 Royal Bank of Canada (New York Branch)	1.400%	6/15/18	149,000	148,987
Skandinaviska Enskilda Banken AB (New York
Branch)	1.160%	12/6/17	800,000	800,000
Skandinaviska Enskilda Banken AB (New York
Branch)	1.160%	12/7/17	378,000	378,000

5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.418%	12/28/17	37,000	37,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	1.428%	12/28/17	96,500	96,500
Skandinaviska Enskilda Banken AB (New York
Branch)	1.380%	3/14/18	200,000	199,916
5 Sumitomo Mitsui Banking Corp. (New York
Branch)	1.362%	12/1/17	181,000	181,000
5 Sumitomo Mitsui Banking Corp. (New York
Branch)	1.374%	1/8/18	300,000	300,006
5 Svenska HandelsBanken AB (New York Branch)	1.364%	12/8/17	300,000	299,997
5 Svenska HandelsBanken AB (New York Branch)	1.354%	1/8/18	170,000	170,003
5 Svenska HandelsBanken AB (New York Branch)	1.500%	4/30/18	75,000	75,011
5 Svenska HandelsBanken AB (New York Branch)	1.423%	6/18/18	200,000	199,988
5 Svenska HandelsBanken AB (New York Branch)	1.382%	8/6/18	350,000	349,951
Swedbank AB (New York Branch)	1.360%	2/1/18	275,000	274,950
5 Swedbank AB (New York Branch)	1.343%	5/2/18	175,000	174,967
Toronto Dominion Bank (New York Branch)	1.400%	12/12/17	200,000	200,008
5 Toronto Dominion Bank (New York Branch)	1.543%	12/20/17	200,000	200,006
5 Toronto Dominion Bank (New York Branch)	1.603%	3/20/18	300,000	300,138
5 Toronto Dominion Bank (New York Branch)	1.430%	6/15/18	75,000	75,002
				14,564,414
Total Certificates of Deposit (Cost $18,467,735)				18,467,463
Other Notes (1.5%)
5 Bank of America NA	1.362%	12/4/17	95,500	95,504
5 Bank of America NA	1.353%	1/2/18	91,500	91,521
5 Bank of America NA	1.353%	3/7/18	70,250	70,276
5 Bank of America NA	1.353%	4/3/18	95,250	95,279
5 Bank of America NA	1.363%	4/3/18	40,000	40,014
5 Bank of America NA	1.362%	4/5/18	40,000	40,014
5 Bank of America NA	1.354%	4/9/18	138,250	138,296
5 Bank of America NA	1.355%	4/11/18	94,750	94,783
5 Bank of America NA	1.363%	5/2/18	93,500	93,505
5 Bank of America NA	1.363%	5/14/18	98,700	98,728
5 Bank of America NA	1.393%	5/16/18	93,500	93,513
Total Other Notes (Cost $951,200)				951,433
Repurchase Agreement (6.4%)
Federal Reserve Bank of New York (Dated
11/30/17, Repurchase Value
$3,908,109,000, collateralized by U.S.
Treasury Note/Bond 1.500%-8.500%,
2/15/20-3/31/23; with a value of
$3,908,109,000) (Cost $3,908,000)	1.000%	12/1/17	3,908,000	3,908,000
Taxable Municipal Bonds (0.1%)
7 Greene County GA Development Authority
Revenue VRDO	1.240%	12/7/17	3,750	3,750
6 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	1.350%	12/7/17	6,000	6,000
6 Massachusetts Transportation Fund Revenue
TOB VRDO	1.350%	12/7/17	6,000	6,000
7 New York State Housing Finance Agency
Housing Revenue VRDO	1.240%	12/7/17	12,900	12,900
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	1.350%	12/7/17	6,000	6,000
University of Texas System Revenue	1.150%	12/7/17	37,500	37,500

University of Texas System Revenue
Financing System Revenue VRDO	1.150%	12/7/17	7,000	7,000
Total Taxable Municipal Bonds (Cost $79,150)				79,150
Total Investments (101.0%) (Cost $61,964,139)				61,965,511
Other Assets and Liabilities-Net (-1.0%)				(607,924)
Net Assets (100%)				61,357,587

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2017, the aggregate value of these securities was $13,396,774,000, representing 21.8% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $579,717,000, representing 0.9% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Market Liquidity Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. At November 30, 2017, the cost of investment securities for tax purposes was $61,964,139,000. Net unrealized appreciation of investment securities for tax purposes was $1,372,000, consisting of unrealized gains of $3,608,000 on securities that had risen in value since their purchase and $2,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Municipal Cash Management Fund

Schedule of Investments (unaudited)
As of November 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.9%)
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.990%	12/7/17 LOC	6,000	6,000
	Tuscaloosa County AL Industrial Development
	Authority Gulf Opportunity Zone Revenue
	(Hunt Refining Project) VRDO	0.990%	12/7/17 LOC	15,000	15,000
					21,000
Alaska (0.8%)
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.950%	12/7/17	11,235	11,235
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.950%	12/7/17	6,220	6,220
					17,455
Arizona (2.1%)
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.920%	12/1/17 LOC	12,600	12,600
	Maricopa County AZ Industrial Development
	Authority Health Facilities Revenue (Banner
	Health Obligated Group) VRDO	1.020%	12/7/17	14,800	14,800
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	1.020%	12/7/17	4,000	4,000
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	1.020%	12/7/17	8,990	8,990
1	Scottsdale AZ Municipal Property Corp. Excise
	Tax Revenue TOB VRDO	1.070%	12/7/17	7,350	7,350
					47,740
California (2.8%)
1	California GO TOB VRDO	0.980%	12/7/17	5,300	5,300
	California Municipal Finance Authority Recovery
	Zone Revenue (Chevron USA Inc. Project)
	VRDO	0.830%	12/1/17	6,580	6,580
	California Pollution Control Financing Authority
	Revenue (Pacific Gas & Electric Co.) VRDO	0.870%	12/1/17 LOC	20,000	20,000
	California Statewide Communities Development
	Authority Pollution Control Revenue (Chevron
	USA Inc. Project) VRDO	0.830%	12/1/17	6,670	6,670
	University of California Regents CP	0.970%	2/5/18	10,000	9,998
	University of California Revenue VRDO	0.960%	12/7/17	13,115	13,115
					61,663
Colorado (3.4%)
	Colorado General Fund Revenue	4.000%	6/27/18	10,000	10,155
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	1.000%	12/7/17	5,700	5,700
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	1.000%	12/7/17	8,300	8,300

	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	1.000%	12/7/17	5,000	5,000
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.970%	12/7/17	7,840	7,840
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.970%	12/7/17	4,850	4,850
	Denver CO City & County COP VRDO	0.920%	12/1/17	11,845	11,845
1,2 Denver CO Wastewater Management Division
	Department of Public Works Revenue TOB
	PUT	0.990%	12/1/17	15,400	15,400
	Holland Creek CO Metropolitan District Revenue
	VRDO	0.970%	12/7/17 LOC	5,835	5,835
					74,925
Connecticut (0.5%)
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.840%	12/1/17	10,600	10,600

District of Columbia (2.0%)
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.990%	12/7/17	5,935	5,935
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.990%	12/7/17 (Prere.)	8,965	8,965
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.950%	12/1/17 LOC	28,980	28,980
					43,880
Florida (4.8%)
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	1.000%	12/7/17	5,000	5,000
	Jacksonville FL Electric Authority Electric
	System Revenue VRDO	0.970%	12/7/17	6,300	6,300
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.990%	12/7/17 LOC	25,220	25,220
1	Jacksonville FL Special Revenue TOB VRDO	0.990%	12/7/17	3,900	3,900
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.990%	12/7/17	4,700	4,700
1	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami) TOB
	VRDO	1.020%	12/7/17 (Prere.)	11,405	11,405
	North Broward FL Hospital District Revenue
	VRDO	0.980%	12/7/17 LOC	13,500	13,500
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)
	VRDO	0.980%	12/7/17 LOC	11,290	11,290
1	Orange County FL School Board COP TOB
	VRDO	1.070%	12/7/17	7,500	7,500
1	Orange County FL School Board COP TOB
	VRDO	1.070%	12/7/17	3,750	3,750
	Pinellas County FL Health Facilities Authority
	Revenue (Baycare Health System) VRDO	1.000%	12/1/17 LOC	13,200	13,200
					105,765
Georgia (2.4%)
1	Atlanta GA Water & Wastewater Revenue TOB
	VRDO	1.000%	12/7/17	8,015	8,015
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.980%	12/7/17 LOC	7,100	7,100

1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.990%	12/7/17 (Prere.)	17,615	17,615
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	1.000%	12/7/17	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.990%	12/7/17	16,800	16,800
				53,530
Illinois (6.3%)
Chicago IL O'Hare International Airport Revenue
VRDO	0.990%	12/7/17 LOC	25,000	25,000
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.)
VRDO	0.950%	12/1/17	10,000	10,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.980%	12/5/17 LOC	12,793	12,793
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	1.000%	12/12/17	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.960%	12/7/17 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.960%	12/7/17 LOC	12,600	12,600
Illinois Finance Authority Revenue (Chicago
Historical Society) VRDO	0.970%	12/7/17 LOC	19,625	19,625
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.920%	12/1/17	3,570	3,570
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.920%	12/1/17	10,735	10,735
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.980%	12/7/17	8,434	8,434
Illinois Toll Highway Authority Revenue VRDO	1.010%	12/7/17 LOC	18,000	18,000
				140,757
Indiana (2.7%)
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	1.000%	12/7/17 LOC	8,340	8,340
Indiana Finance Authority Hospital Revenue
(Parkview Health) VRDO	0.920%	12/7/17 LOC	11,400	11,400
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.970%	12/7/17	700	700
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.970%	12/7/17	5,825	5,825
Indiana Finance Authority Revenue (Duke
Energy Project) VRDO	0.920%	12/1/17 LOC	10,025	10,025
Indiana Finance Authority Revenue VRDO	0.950%	12/7/17 LOC	17,000	17,000
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	1.020%	12/7/17 LOC	7,000	7,000
				60,290
Louisiana (1.9%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.940%	12/1/17	21,000	21,000
East Baton Rouge Parish LA Pollution Control
Revenue (Exxon Project) VRDO	0.940%	12/1/17	12,000	12,000

St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.990%	12/7/17 LOC	10,000	10,000
				43,000
Maine (0.3%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	1.000%	12/7/17	6,665	6,665

Maryland (0.5%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	1.020%	12/7/17 LOC	6,575	6,575
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	1.010%	12/7/17	5,000	5,000
				11,575
Massachusetts (2.4%)
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.930%	12/1/17	25,525	25,525
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.970%	12/1/17	17,000	17,000
University of Massachusetts Building Authority
Revenue VRDO	0.920%	12/7/17	9,825	9,825
				52,350
Michigan (1.6%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.920%	12/1/17 LOC	6,600	6,600
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	1.000%	12/7/17 LOC	15,700	15,700
Oakland University of Michigan Revenue VRDO	0.970%	12/7/17 LOC	2,950	2,950
University of Michigan Revenue VRDO	0.890%	12/1/17	10,950	10,950
				36,200
Minnesota (0.4%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	1.000%	12/7/17 LOC	4,600	4,600
Minnesota Higher Education Facilities Authority
Revenue (Concordia University St. Paul)
VRDO	0.960%	12/1/17 LOC	5,000	5,000
				9,600
Mississippi (0.9%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.020%	12/1/17	3,235	3,235
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	1.020%	12/1/17	9,700	9,700
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.980%	12/7/17	7,025	7,025
				19,960

Missouri (4.0%)
	Missouri Development Finance Board Cultural
	Facilities Revenue (Nelson Gallery
	Foundation) VRDO	0.920%	12/1/17	22,340	22,340
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	1.000%	12/7/17	7,965	7,965
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (St. Louis
	University)	0.950%	12/1/17 LOC	15,655	15,655
1,2 North Kansas City MO School District GO TOB
	PUT	0.990%	12/1/17	17,730	17,730
	St. Joseph MO Industrial Development Authority
	Health Facilities Revenue (Heartland Regional
	Medical Center) VRDO	0.950%	12/1/17 LOC	25,280	25,280
					88,970
Multiple States (5.5%)
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	1.070%	12/7/17 LOC	25,000	25,000
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.050%	12/7/17 LOC	15,000	15,000
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.070%	12/7/17 LOC	20,000	20,000
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.070%	12/7/17 LOC	31,500	31,500
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.070%	12/7/17	31,500	31,500
					123,000
Nebraska (1.2%)
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	1.020%	12/7/17	10,550	10,550
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	1.020%	12/7/17	16,095	16,095
					26,645
Nevada (0.3%)
	Clark County NV Airport Improvement Revenue
	VRDO	0.930%	12/7/17 LOC	6,040	6,040

New Jersey (3.3%)
	Delaware River & Bay Authority New Jersey
	Revenue VRDO	0.980%	12/7/17 LOC	3,000	3,000
1	New Jersey Economic Development Authority
	Revenue TOB VRDO	1.000%	12/7/17 LOC	10,000	10,000
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health) VRDO	0.870%	12/1/17 LOC	7,385	7,385
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health) VRDO	0.950%	12/7/17 LOC	9,000	9,000
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.980%	12/7/17	2,000	2,000
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.990%	12/7/17	5,585	5,585
1	New Jersey TRAN TOB VRDO	1.000%	12/7/17 LOC	25,000	25,000
1	Rutgers State University New Jersey Revenue
	TOB VRDO	0.980%	12/7/17	1,000	1,000

Rutgers State University New Jersey Revenue
VRDO	0.870%	12/1/17	10,000	10,000
				72,970
New Mexico (2.5%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.980%	12/7/17 LOC	27,200	27,200
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.920%	12/1/17	10,645	10,645
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.920%	12/1/17	18,140	18,140
				55,985
New York (16.7%)
1 Battery Park City Authority New York Revenue
TOB VRDO	0.980%	12/1/17 LOC	28,875	28,875
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	1.000%	12/7/17 LOC	2,360	2,360
New York City NY GO VRDO	0.950%	12/1/17	5,000	5,000
New York City NY GO VRDO	0.960%	12/1/17 LOC	4,350	4,350
New York City NY GO VRDO	0.960%	12/1/17 LOC	3,800	3,800
New York City NY GO VRDO	0.970%	12/1/17	4,100	4,100
New York City NY GO VRDO	0.970%	12/1/17 LOC	9,100	9,100
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.990%	12/7/17 LOC	21,525	21,525
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	1.000%	12/7/17 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	1.020%	12/7/17 LOC	25,600	25,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	1.020%	12/7/17 LOC	25,000	25,000
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	1.020%	12/7/17 LOC	11,600	11,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	20,780	20,780
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.960%	12/1/17	1,000	1,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.990%	12/7/17	12,800	12,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.940%	12/1/17	10,750	10,750
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.940%	12/1/17	1,850	1,850
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.960%	12/1/17	16,100	16,100

New York Metropolitan Transportation Authority
Revenue VRDO	0.970%	12/1/17 LOC	8,850	8,850
New York Metropolitan Transportation Authority
Revenue VRDO	0.990%	12/7/17 LOC	2,030	2,030
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.980%	12/7/17 LOC	7,070	7,070
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.990%	12/7/17 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.990%	12/7/17 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.990%	12/7/17 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.990%	12/7/17	10,000	10,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	24,200	24,200
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.050%	12/7/17 LOC	16,700	16,700
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.980%	12/7/17	8,290	8,290
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.990%	12/7/17	15,190	15,190
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.980%	12/7/17 LOC	5,815	5,815
				371,455
Ohio (5.4%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.960%	12/1/17 LOC	22,780	22,780
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.960%	12/7/17	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.970%	12/7/17	4,150	4,150
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.990%	12/7/17 LOC	15,445	15,445
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.990%	12/7/17 LOC	5,840	5,840
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.990%	12/7/17 LOC	5,230	5,230
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.970%	12/7/17 LOC	2,905	2,905
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.970%	12/7/17 LOC	1,795	1,795
Ohio Common Schools GO VRDO	0.950%	12/7/17	8,280	8,280
Ohio GO VRDO	1.000%	12/7/17	19,640	19,640
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.920%	12/1/17	6,600	6,600

1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.990%	12/7/17 (Prere.)	10,400	10,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.980%	12/7/17	7,545	7,545
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.980%	12/7/17 LOC	2,550	2,550
				121,060
Oregon (1.5%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.990%	12/7/17 LOC	17,200	17,200
Oregon GO	5.000%	9/28/18	15,000	15,449
				32,649
Pennsylvania (5.8%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.980%	12/1/17 LOC	30,600	30,600
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.950%	12/1/17	3,300	3,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.990%	12/7/17	17,900	17,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.990%	12/7/17	10,300	10,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.950%	12/7/17 LOC	22,515	22,515
Emmaus PA General Authority Revenue VRDO	0.970%	12/7/17 LOC	18,480	18,480
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.920%	12/1/17	11,800	11,800
Haverford Township PA School District GO
VRDO	0.980%	12/7/17 LOC	1,985	1,985
Montgomery County PA GO VRDO	0.940%	12/1/17	3,805	3,805
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.920%	12/1/17 LOC	5,525	5,525
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.930%	12/7/17	2,215	2,215
				128,425
South Carolina (0.3%)
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.960%	12/7/17 LOC	7,100	7,100

Tennessee (2.2%)
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.990%	12/1/17 LOC	4,140	4,140
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.990%	12/1/17 LOC	17,115	17,115
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.990%	12/1/17 LOC	23,315	23,315
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.990%	12/1/17 LOC	3,365	3,365
				47,935

Texas (5.5%)
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	1.000%	12/7/17	10,905	10,905
Dallas TX Waterworks & Sewer System
Revenue CP	0.960%	12/7/17	4,200	4,200
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.960%	12/1/17	14,500	14,500
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.960%	12/1/17	13,595	13,595
Houston TX Utility System Revenue VRDO	0.980%	12/7/17 LOC	9,950	9,950
1 Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.) TOB VRDO	1.000%	12/7/17 LOC	7,600	7,600
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.990%	12/7/17	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.980%	12/7/17	5,000	5,000
Texas TRAN	4.000%	8/30/18	50,625	51,632
				122,382
Utah (1.8%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.930%	12/7/17 LOC	22,170	22,170
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.920%	12/1/17	17,000	17,000
				39,170
Vermont (0.1%)
Vermont Housing Finance Agency Revenue
VRDO	1.010%	12/7/17	2,650	2,650

Virginia (0.2%)
1 University of Virginia Revenue TOB VRDO	0.990%	12/7/17 (Prere.)	4,515	4,515

Washington (1.4%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.970%	12/7/17	20,095	20,095
1 King County WA Sewer Revenue TOB VRDO	0.990%	12/7/17	6,950	6,950
University of Washington Revenue CP	0.900%	2/20/18	3,500	3,499
				30,544
West Virginia (0.2%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	1.020%	12/7/17 LOC	4,920	4,920

Wisconsin (2.8%)
Wisconsin GO (Extendible) CP	1.050%	7/22/18	15,295	15,292
Wisconsin GO (Extendible) CP	1.070%	8/12/18	15,294	15,293
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	1.000%	12/7/17	13,500	13,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.970%	12/1/17 LOC	18,265	18,265
				62,350

Total Investments (97.4%) (Cost $2,165,923)	2,165,720
Other Assets and Liabilities-Net (2.6%)	58,279
Net Assets (100%)	2,223,999

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $568,745,000, representing 25.6% of net assets.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

Municipal Cash Management Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At November 30, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At November 30, 2017, the cost of investment securities for tax purposes was $2,165,923,000. Net unrealized depreciation of investment securities for tax purposes was $203,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2018
VANGUARD CMT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2018

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.